Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 28, 2011
Document Creation Date	dei_DocumentCreationDate	Jul. 12, 2012